Filed with the Securities and Exchange Commission on May 27, 2008

1933 Act Registration File No.   333-148952

SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM N-14

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

[ ]	Pre-Effective Amendment No.	[X]	Post-Effective Amendment No.	1

(Check appropriate box or boxes.)

PROFESSIONALLY MANAGED PORTFOLIOS
(Exact Name of Registrant as Specified in Charter)

615 East Michigan Street
Milwaukee, WI  53202
(Address of Principal Executive Offices, including Zip Code)

Registrant’s Telephone Number, including Area Code:  (414) 765-5348

Robert M. Slotky
Professionally Managed Portfolios
2020 E. Financial Way, Ste. 100
Glendora, CA 91741
(Name and Address of Agent for Service)

Copy to:
Domenick Pugliese, Esq.
Paul, Hastings, Janofsky & Walker LLP
Park Avenue Tower
75 East 55th Street
New York, NY 10022

It is proposed that this filing will become automatically effective pursuant to Rule 485(b).

EXPLANATORY NOTE

This Post-Effective Amendment No. 1 to the Registration Statement of Professionally Managed Portfolios (the “Trust”) regarding the Winslow Green Growth Fund and the Winslow Green Solutions Fund on Form N-14 hereby incorporates Part A and Part B from the Trust’s filing of the definitive combined proxy statement/prospectus and statement of additional information pursuant to Rule 497(b) filed on March 19, 2008, and portions of Part C by reference to the Registration Statement on Form N-14, filed March 7, 2008 (File No. 333-148952).  This Post-Effective Amendment No. 1 is being filed to add the final tax opinion as an Exhibit to Part C of the Registration Statement.

PROFESSIONALLY MANAGED PORTFOLIOS
PART C
WINSLOW GREEN GROWTH FUND
WINSLOW GREEN SOLUTIONS FUND

OTHER INFORMATION

Item 15.    Indemnification

Incorporated by reference to Item 15 of the Trust’s Registration Statement on Form N-14, filed March 7, 2008 (File No. 333-148952).

Item 16.    Exhibits.

All exhibits are incorporated by reference to Item 16 of the Trust's Registration Statement on Form N-14, filed March 7, 2008 (File No. 333-148952), except for the exhibit noted below:

12.	Tax Opinion of Paul, Hastings, Janofsky & Walker, LLP – filed herewith.

Item 17.    Undertakings.

(1) The undersigned Registrant agrees that prior to any public reoffering of the securities registered through the use of a prospectus which is a part of this Registration Statement by any person or party who is deemed to be an underwriter within the meaning of Rule 145(c) of the Securities Act of 1933, the reoffering prospectus will contain the information called for by the applicable registration form for reofferings by persons who may be deemed underwriters, in addition to the information called for by the other items of the applicable form.

(2) The undersigned Registrant agrees that every prospectus that is filed under paragraph (1) above will be filed as part of an amendment to the Registration Statement and will not be used until the amendment is effective, and that, in determining any liability under the Securities Act of 1933, each post-effective amendment shall be deemed to be a new registration statement for the securities offered therein, and the offering of the securities at that time shall be deemed to be the initial bona fide offering of them.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this Post-Effective Amendment No. 1 to the Registration Statement on Form N-14 pursuant to Rule 485(b) under the Securities Act of 1933, and has duly caused this Amendment to its Registration Statement to be signed below on its behalf by the undersigned, duly authorized, in the City of Milwaukee and the State of Wisconsin on the 27th day of May, 2008.

PROFESSIONALLY MANAGED PORTFOLIOS

By:  /s/  Robert M. Slotky*
Robert M. Slotky
President

Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment No. 1 to the Registration Statement has been signed below on 27th day of May, 2008 by the following persons in the capacities indicated.

Signature	Title

/s/ Steven J. Paggioli* Steven J. Paggioli	Trustee

/s/ Dorothy A. Berry* Dorothy A. Berry	Trustee

/s/ Wallace L. Cook* Wallace L. Cook	Trustee

/s/ Carl A. Froebel* Carl A. Froebel	Trustee

/s/ Robert M. Slotky* Robert M. Slotky	President

/s/ Eric W. Falkeis Eric W. Falkeis	Treasurer and Principal Financial and Accounting Officer

*By: /s/ Eric W. Falkeis Eric W. Falkeis Attorney-In Fact pursuant to Power of Attorney filed herewith.

EXHIBIT INDEX

Exhibit	Exhibit No.
Tax Opinion of Paul, Hastings, Janofsky & Walker, LLP	EX.12